Right of Use And Lease - Schedule of rates applied, according to the lease terms (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 673,870
Lease terms, Estimated inflation rate	3.40%	[1]
2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 416,303
Lease terms, Estimated inflation rate	3.40%	[1]
3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 397,779
Lease terms, Estimated inflation rate	3.40%	[1]
4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 390,589
Lease terms, Estimated inflation rate	3.60%	[1]
5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 393,697
Lease terms, Estimated inflation rate	3.60%	[1]
6 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 374,835
Lease terms, Estimated inflation rate	3.60%	[1]
Later than Six Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 677,845
Lease terms, Estimated inflation rate	3.80%	[1]
Average discount rate 1.9 percent to 10.5 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	1.90%
Average discount rate 1.9 percent to 10.5 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	10.50%
Average discount rate 1.9 percent to 10.5 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 566,802
Average discount rate 1.9 percent to 10.5 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	32,692
Average discount rate 1.9 percent to 10.5 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	8,946
Average discount rate 1.9 percent to 10.5 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation
Average discount rate 1.9 percent to 10.5 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation
Average discount rate 1.9 percent to 10.5 percent [member] | 6 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation
Average discount rate 1.9 percent to 10.5 percent [member] | Later than Six Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation
Average discount rate 1.9 percent to 14.0 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	1.90%
Average discount rate 1.9 percent to 14.0 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	14.00%
Average discount rate 1.9 percent to 14.0 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 32,802
Average discount rate 1.9 percent to 14.0 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	304,688
Average discount rate 1.9 percent to 14.0 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	305,886
Average discount rate 1.9 percent to 14.0 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	302,042
Average discount rate 1.9 percent to 14.0 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	298,194
Average discount rate 1.9 percent to 14.0 percent [member] | 6 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	271,790
Average discount rate 1.9 percent to 14.0 percent [member] | Later than Six Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation
Average discount rate 1.9 percent to 10.2 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	1.90%
Average discount rate 1.9 percent to 10.2 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	10.20%
Average discount rate 1.9 percent to 10.2 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 69,488
Average discount rate 1.9 percent to 10.2 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	74,145
Average discount rate 1.9 percent to 10.2 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	78,169
Average discount rate 1.9 percent to 10.2 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	83,769
Average discount rate 1.9 percent to 10.2 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	90,725
Average discount rate 1.9 percent to 10.2 percent [member] | 6 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	98,267
Average discount rate 1.9 percent to 10.2 percent [member] | Later than Six Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 661,521
Average discount rate 8.2 percent to 13.6 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	8.20%
Average discount rate 8.2 percent to 13.6 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	13.60%
Average discount rate 8.2 percent to 13.6 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 4,778
Average discount rate 8.2 percent to 13.6 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,778
Average discount rate 8.2 percent to 13.6 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,778
Average discount rate 8.2 percent to 13.6 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,778
Average discount rate 8.2 percent to 13.6 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,778
Average discount rate 8.2 percent to 13.6 percent [member] | 6 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,778
Average discount rate 8.2 percent to 13.6 percent [member] | Later than Six Years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 16,324

[1]	Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.